Employee Benefit Plan, Schedule, Delinquent Participant Contribution (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EIN	23-2195389
Plan number	001
Contributions Not Corrected		$ 298
Contributions Corrected Outside of VFCP	$ 298
Contributions Pending Correction in VFCP		0
Totally Fully Corrected Under VFCP and PTE		$ 0